OTHER PAYABLES - Related Parties (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 CNY (¥)
OTHER PAYABLES
Total	¥ 1,688,166	$ 237,773	¥ 5,819,010
Related party
OTHER PAYABLES
Expenses paid by the major shareholders	1,663,858	234,350	1,796,309
Due to family members of the owners of BHD and FGS	545,159	76,784	545,159
Due to management staff for costs incurred on behalf of the company			250,927
Total	¥ 2,209,017	$ 311,134	¥ 2,592,395